Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance Table

	Summary Compensation Table (SCT) Total for PEO(1)		Compensation Actually Paid (CAP) to PEO(2)		Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non- PEO NEOs (2)(4)	Value of Initial Fixed $100 Investment Based on:
Year	John Weinberg(3)	Ralph Schlosstein	John Weinberg(3)	Ralph Schlosstein			Company TSR	Peer Group TSR(5)	Net Income ($ in millions)	Adjusted Net Revenue ($ in millions)(6)
2025	$17,138,539	N/A	$21,611,090	N/A	$9,800,552	$15,840,099	$341	$203	$592	$3,884
2024	$9,866,138	N/A	$17,138,320	N/A	$5,897,401	$15,694,583	$275	$177	$378	$3,003
2023	$12,965,491	N/A	$18,668,990	N/A	$4,241,797	$6,784,875	$167	$135	$255	$2,449
2022	$15,176,726	$7,676,726	$5,693,292	$5,502,692	$5,028,826	$3,900,059	$104	$121	$477	$2,786
2021	$16,282,195	$10,282,195	$38,025,295	$12,841,786	$5,443,744	$6,610,145	$126	$135	$740	$3,317

(1)
The PEO in the 2025, 2024, and 2023 reporting years is John S. Weinberg. The PEOs in the 2022 and 2021 reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
effective February 25, 2022). The
non-PEO
NEOs in the 2025 reporting year are Roger C. Altman, Jason Klurfeld, Tim LaLonde, and Matthew Lindsey-Clark. The
non-PEO
NEOs in the 2024 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Tim LaLonde. The
non-PEO
NEOs in the 2023 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Tim LaLonde, Celeste Mellet, and Paul Pensa. The
non-PEO
NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The
non-PEO
NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh.

(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine “Compensation Actually Paid”, or CAP. The amounts reported as CAP to our
PEOs and average CAP to
non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Fair Value at end of Prior Year of Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2025	$17,138,539	$5,888,539	$7,704,281	$2,289,330	$171,775	$0	$195,704	$21,611,090
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2025	N/A	—	—	—	—	—	—	—
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
Average Non-PEO NEOs SCT Total to CAP Reconciliation
2025	$9,800,552	$4,107,969	$6,032,122	$1,530,923	$2,451,011	$0	$133,459	$15,840,099
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145

(3)
The amounts shown for Mr. Weinberg’s CAP for 2021-2023 include as a component of the SCT Total, the portion of Mr. Weinberg’s initial long-term sign-on
restricted cash award that vested during the applicable year. The amounts shown for Mr. Weinberg’s CAP for 2021-2022 include the change in the fair value of Mr. Weinberg’s initial long-term sign-on
equity awards granted in 2016 that were unvested at fiscal year end or vested during the applicable fiscal year. These awards, which were granted in 2016, were not a part of Mr. Weinberg’s discretionary annual bonus in respect of any year of his service and the vast majority were intended to replace deferred compensation from Mr. Weinberg’s previous employer that was at risk of forfeiture as a result of joining Evercore.

(4)
The fair value of performance-based equity awards reported for CAP purposes reflects calculated performance at the end of the fiscal year for internal metrics, in accordance with FASB ASC 718. Performance-based equity awards subject to internal metrics will ultimately vest, if at all, based on measured performance through the end of the performance period.

(5)	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.

(6)	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.

Company Selected Measure Name	Adjusted Net Revenues
Named Executive Officers, Footnote	The PEO in the 2025, 2024, and 2023 reporting years is John S. Weinberg. The PEOs in the 2022 and 2021 reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
effective February 25, 2022). The
non-PEO
NEOs in the 2025 reporting year are Roger C. Altman, Jason Klurfeld, Tim LaLonde, and Matthew Lindsey-Clark. The
non-PEO
NEOs in the 2024 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Tim LaLonde. The
non-PEO
NEOs in the 2023 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Tim LaLonde, Celeste Mellet, and Paul Pensa. The
non-PEO
NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The
non-PEO
	NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh.
Peer Group Issuers, Footnote	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine “Compensation Actually Paid”, or CAP. The amounts reported as CAP to our
PEOs and average CAP to
non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Fair Value at end of Prior Year of Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2025	$17,138,539	$5,888,539	$7,704,281	$2,289,330	$171,775	$0	$195,704	$21,611,090
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2025	N/A	—	—	—	—	—	—	—
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
Average Non-PEO NEOs SCT Total to CAP Reconciliation
2025	$9,800,552	$4,107,969	$6,032,122	$1,530,923	$2,451,011	$0	$133,459	$15,840,099
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145

Non-PEO NEO Average Total Compensation Amount	$ 9,800,552	$ 5,897,401	$ 4,241,797	$ 5,028,826	$ 5,443,744
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,840,099	15,694,583	6,784,875	3,900,059	6,610,145
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine “Compensation Actually Paid”, or CAP. The amounts reported as CAP to our
PEOs and average CAP to
non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Fair Value at end of Prior Year of Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2025	$17,138,539	$5,888,539	$7,704,281	$2,289,330	$171,775	$0	$195,704	$21,611,090
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2025	N/A	—	—	—	—	—	—	—
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
Average Non-PEO NEOs SCT Total to CAP Reconciliation
2025	$9,800,552	$4,107,969	$6,032,122	$1,530,923	$2,451,011	$0	$133,459	$15,840,099
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Performance Measures
For 2025, none of our NEOs were paid pursuant to formulaic or other pre-established
performance targets or personal compensation arrangements. Rather, incentive awards paid to our NEOs were determined at the discretion of the Compensation Committee after taking into account the Company’s performance along with the NEO’s individual contributions, the NEO’s promotion of and adherence to our Core Values, and other factors. In making its determinations, the Compensation Committee considered these factors in a holistic manner (including qualitative factors), without ascribing any specific weight to any single factor or metric. However, as required by the SEC rules, the performance measures identified in the tabular list below are the financial performance measures used by the Compensation Committee to link our NEOs’ 2025 “Compensation Actually Paid” to performance:

•	Adjusted Net Revenues

•	Adjusted EPS

•	Adjusted Net Income

•	Adjusted Operating Margin

Total Shareholder Return Amount	$ 341	275	167	104	126
Peer Group Total Shareholder Return Amount	203	177	135	121	135
Net Income (Loss)	$ 592,000,000	$ 378,000,000	$ 255,000,000	$ 477,000,000	$ 740,000,000
Company Selected Measure Amount	3,884,000,000	3,003,000,000	2,449,000,000	2,786,000,000	3,317,000,000
PEO Name	John S. Weinberg	John S. Weinberg	John S. Weinberg	Ralph L. Schlosstein	Ralph L. Schlosstein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Revenues
Non-GAAP Measure Description	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
John S. Weinberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,138,539	$ 9,866,138	$ 12,965,491	$ 15,176,726	$ 16,282,195
PEO Actually Paid Compensation Amount	21,611,090	17,138,320	18,668,990	5,693,292	38,025,295
Ralph L. Schlosstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,676,726	10,282,195
PEO Actually Paid Compensation Amount				5,502,692	12,841,786
PEO | John S. Weinberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,888,539)	(3,241,138)	(3,340,491)	(5,426,726)	(4,282,195)
PEO | John S. Weinberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,704,281	4,914,856	4,200,817	4,679,314	4,919,129
PEO | John S. Weinberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,289,330	5,192,581	3,603,246	(1,463,864)	18,076,120
PEO | John S. Weinberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,775	195,260	991,815	(7,708,408)	2,089,618
PEO | John S. Weinberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | John S. Weinberg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,704	210,623	248,112	436,250	940,429
PEO | Ralph L. Schlosstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,426,726)	(4,282,195)
PEO | Ralph L. Schlosstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,679,314	4,919,129
PEO | Ralph L. Schlosstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,463,864)	1,458,980
PEO | Ralph L. Schlosstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(239,888)	220,209
PEO | Ralph L. Schlosstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Ralph L. Schlosstein [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				277,130	243,469
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,107,969	(2,677,216)	(1,816,352)	(2,571,521)	(2,264,559)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,032,122	4,059,725	2,284,145	2,217,351	2,535,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,530,923	8,164,859	2,196,985	(759,806)	689,931
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,451,011	112,177	347,395	(154,846)	90,370
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(569,052)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 133,459	$ 137,637	$ 99,958	$ 140,056	$ 114,774